Fair Value Measurements - Schedule of Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Forward Purchase Agreement Warrant Liability [Member]
Schedule of Measured at Fair Value on a Recurring Basis [Line items]
Balance	$ 472	$ 4
Change in fair value	(458)	(411)
Effect of amendments		975
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement		(96)
Balance	14	472
Forward Purchase Agreement Put Option Liability [Member]
Schedule of Measured at Fair Value on a Recurring Basis [Line items]
Balance		103
Change in fair value		(103)
Effect of amendments
Extinguishment of excess warrant liability upon exercise of warrants associated with the forward purchase agreement
Balance